Fair value measurements - Transfers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements
Fair value, assets, Level 1 to Level 2	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fair value, assets, Level 2 to Level 1	0	0	0	0	0	0
Fair value, liabilities, Level 1 to Level 2	0	0	0	0	0	0
Fair value, liabilities, Level 2 to Level 1	0	0	0	0	0	0
Fair value, assets, transfers into Level 3	0	0	0	0	0	0
Fair value, assets, transfers out of Level 3	0	0	0	0	0	0
Fair value, liabilities, transfers into Level 3	0	0	0	0	0	0
Fair value, liabilities, transfers out of Level 3	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0